Note Payable	9 Months Ended
Sep. 30, 2015
Notes Payable, Other Payables [Member]
Debt Disclosure [Text Block]
Note 6 –Note Payable

On June 15, 2015, as a condition for the execution of the Equity Purchase Agreement by Tarpon, the Company issued a Promissory Note to Tarpon in the principal amount of $50,000 with an interest rate at 10% per annum and a maturity date of December 31, 2015. The note was recorded as financing cost upon issuance.

The note is currently past due.